Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund V
Entity Central Index Key	0001549548
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000116776 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Managed Futures Strategy Fund
Class Name	First Trust Managed Futures Strategy Fund
Trading Symbol	FMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Managed Futures Strategy Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Futures Strategy Fund	$98(1)	0.96%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 98	[1]
Expense Ratio, Percent	0.96%	[1],[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.04% for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.18% for the same Period.
The underperformance was the result of the Fund’s active management of its long and short futures positions during the Period.
The overall economic backdrop during the Period was characterized by solid economic growth and slightly falling inflation. During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product (“GDP”) growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis.
  The year-over-year consumer price index (“CPI”) declined from 2.9% as of December 31, 2024, to 2.7% as of December 31, 2025.

U.S. equities rallied during the Period, although the advance was not linear. A near-bear market occurred in the S&P 500® Index from mid-February through the first week of April, with the index declining by approximately 19% over that timeframe. For the full year, the S&P 500® Index rose 17.88% percent, while the technology heavy Nasdaq-100 Index® gained 21.02%.
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the year as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the fiscal period, as rising unemployment and weakening consumer confidence weighed on the market.
Commodities, as measured by the Bloomberg Commodity Index, had a strong year with a return of 15.77%. Performance was driven primarily by three sectors: precious metals (80.15%), livestock (22.66%), and industrial metals (21.37%). Offsetting some of this strength were more modest gains in soft commodities, which consist of cocoa, cotton, coffee and sugar (2.80%), a decline in agriculture (-2.29%), and weakness in energy (-10.41%.)
The Fund’s three most profitable sectors during the Period were precious metals futures, livestock futures, and agricultural futures. Within the precious metals sector, silver and gold were both additive to returns, as silver prices appreciated 138.6% (Bloomberg Silver Index) and gold prices rose 62.5% (Bloomberg Gold Index) during the Period. Feeder cattle and live cattle were the primary drivers of positive returns for the livestock sector, as feeder cattle prices increased 41.2% while live cattle prices went up 31.5% for the Period. Agricultural sector returns for the Fund were most influenced by three positions that were, on average, held short during the Period: Kansas wheat, soybean meal, and composite wheat. Prices for these commodities declined by 15.9%, 12.7%, and 16.6%, respectively, during the Period.
The three least profitable sectors during the Period were energy futures, bond futures, and industrial metals futures. Natural gas was a large source of the underperformance in the energy sector, as choppy returns during the Period negatively affected the Fund’s positioning on both the long and short sides. Bond futures were a broad detractor in the Period, with 11 of the 12 positions held by the Fund contributing negatively. The general uncertainty in the market, particularly with fluctuating U.S. tariffs and a lack of consensus regarding economic conditions, created challenging conditions for bond markets that proved difficult for the Fund’s investment strategy to navigate. Finally, the underperformance of the industrial metals sector was largely due to exposure to nickel. In the latter part of December, Indonesia announced a cut to mining output quotas. Although the exact quota was not specified, nickel prices spiked, and the Fund’s short position was negatively impacted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Managed Futures Strategy Fund	4.04%	4.31%	1.56%
ICE BofA 3-Month U.S. Treasury Bill Index	4.18%	3.17%	2.18%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMF for more recent performance information.
Net Assets	$ 206,302,293
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,611,749
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$206,302,293
Total number of portfolio holdings	73
Total advisory fee paid	$1,611,749
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	18.3%
U.S. Treasury Bills	28.5%
Money Market Funds	45.8%
Net Other Assets and Liabilities(1)	7.4%
Total	100.0%
FUTURES EXPOSURE (2)
(1) Includes variation margin on futures contracts.
(2) Futures exposure is calculated on the notional value as a percentage of total notional exposure.

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.